RESTRUCTURING - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 25,429
(Credits) Charges	121,074	$ 149,729	$ 2,118
Settlement	(141,583)
Reclassified to liabilities held for sale	(464)
Restructuring reserve, ending balance	4,456	25,429
June 2022 Restructuring Plan:
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	62
(Credits) Charges	(24)	109	2,580
Settlement	(38)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	0	62
June 2022 Restructuring Plan: | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	62
(Credits) Charges	(24)
Settlement	(38)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	0	62
September 2023 Restructuring Plan:
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	25,367
(Credits) Charges	2,740	151,371	0
Settlement	(25,188)
Reclassified to liabilities held for sale	(464)
Restructuring reserve, ending balance	2,455	25,367
September 2023 Restructuring Plan: | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	3,051
(Credits) Charges	5,320
Settlement	(5,568)
Reclassified to liabilities held for sale	(379)
Restructuring reserve, ending balance	2,424	3,051
September 2023 Restructuring Plan: | Other costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	504
(Credits) Charges	272
Settlement	(776)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	0	504
September 2023 Restructuring Plan: | Inventory impairments and other inventory related costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	3,725
(Credits) Charges	2,573
Settlement	(6,298)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	0	3,725
September 2023 Restructuring Plan: | Impairment and cost of disposal and retirement of long-lived assets, including right of use assets
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	3,548
Settlement	(3,522)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	26	0
September 2023 Restructuring Plan: | Contract termination costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	18,087
(Credits) Charges	(8,973)
Settlement	(9,024)
Reclassified to liabilities held for sale	(85)
Restructuring reserve, ending balance	5	18,087
September 2024 Restructuring Plan:
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	118,358	0
Settlement	(116,357)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	2,001	0
September 2024 Restructuring Plan: | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	14,606
Settlement	(13,820)
Reclassified to liabilities held for sale
Restructuring reserve, ending balance	786	0
September 2024 Restructuring Plan: | Other costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	29
Settlement	(29)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	0	0
September 2024 Restructuring Plan: | Inventory impairments and other inventory related costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	2,347
Settlement	(2,011)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	336	0
September 2024 Restructuring Plan: | Impairment and cost of disposal and retirement of long-lived assets, including right of use assets
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	99,866
Settlement	(99,866)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	0	0
September 2024 Restructuring Plan: | Contract termination costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	1,510
Settlement	(630)
Reclassified to liabilities held for sale	0
Restructuring reserve, ending balance	$ 880	$ 0